Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 2,744	¥ 2,333	¥ 3,268
Reinsurance premiums	¥ (4,498)	¥ (5,196)	¥ (5,395)